Fair Value Measurements and Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Liabilities Measured on Recurring Basis
The following tables set forth the Company's financial assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2018 and December 31, 2017.

	Fair Value as of September 30, 2018
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Derivative Liability - Warrant	$4	—	—	$4

	Fair Value as of December 31, 2017
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Derivative Liability - Warrant	$1	—	—	$1

The following tables set forth the Company’s financial assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2017 and December 31, 2016.

(Dollars in thousands)	As of December 31, 2017 Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability—warrant	$1	—	—	1

(Dollars in thousands)	As of December 31, 2016 Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability—warrant	$222	—	—	222

Fair Value, Liabilities Measured on Unobservable Input Reconciliation
The following table presents the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), as of December 31, 2017:

(Dollars in Thousands)
Balance, December 31, 2015	$—
Issuance of private company Series AB preferred warrant	4,000
Increase for fair value adjustment of warrant liability	662
Decrease for fair value adjustment of exercised warrant	(1,557)
Cancelled warrants	(3,036)
Issuance of common stock warrant in PPO	266
Decrease for fair value adjustment of warrant	(113)
Balance, December 31, 2016	222
Decrease for fair value adjustment of warrant	(221)
Balance, December 31, 2017	$1